Significant Accounting Policies - Schedule of Basic and Diluted Net Income Per Ordinary Share (Details) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025	Dec. 31, 2024
Class A [Member]
Numerator:
Allocation of net income	$ 480,822				$ 1,032,821	$ 2,325,597
Denominator:
Basic weighted average shares outstanding	23,000,000				23,000,000	11,372,694
Basic net income per ordinary share	$ 0.02				$ 0.04	$ 0.2
Diluted net income per ordinary share	$ 0.02				$ 0.04	$ 0.2
Class B [Member]
Numerator:
Allocation of net income	$ 120,205		$ (52,663)		$ 258,205	$ 1,083,191
Denominator:
Basic weighted average shares outstanding	5,750,000	[1]	5,000,000	[1]	5,750,000 [1]	5,297,048
Basic net income per ordinary share	$ 0.02		$ (0.02)		$ 0.04	$ 0.2
Diluted net income per ordinary share	$ 0.02		$ (0.02)		$ 0.04	$ 0.2

[1]	Excludes up to 750,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (Note 6). On August 19, 2024, the Company consummated its IPO and sold 23,000,000 Units, including 3,000,000 Units sold pursuant to the full exercise of the underwriters’ option to purchase additional units to cover the over-allotment, hence the 750,000 shares of Class B ordinary shares were no longer subject to forfeiture.